Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	Boxed, Inc.
Document Type	POS AM
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Entity Central Index Key	0001828672
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The original registration statement (the “Existing Registration Statement”) of Boxed, Inc. (“Boxed”) on Form S-1 (File No. 333-261823) declared effective by the Securities and Exchange Commission (the “SEC”) on December 30, 2021, to which this Registration Statement is a Post-Effective Amendment No. 2 (this “Registration Statement”), covered (i) the resale of 37,388,549 shares of common stock, par value $0.0001 per share (the “Common Stock”) issued in connection with the Merger (as defined below) by certain of the securityholders named in this prospectus (each a “Registered Holder” and, collectively, the “Registered Holders”), (ii) the resale of 3,250,000 shares of Common Stock issued in the PIPE Investment (as defined below) by certain of the Registered Holders, (iii) the resale of 267,141 shares of Common Stock issued in connection with our acquisition of MaxDelivery on December 9, 2021 (iv) the issuance by us and resale of 1,716,641 shares of Common Stock reserved for issuance upon the exercise of options to purchase common stock, (v) the issuance by us of up to 18,525,000 shares of Common Stock upon the exercise of outstanding warrants to purchase our common stock (the “Warrants”), and (vi) the resale of up to 8,750,000 shares of Common Stock upon the conversion of $87.5 million principal amount of convertible notes (the “Convertible Notes”). The Existing Registration Statement also related to the resale of up to 5,587,500 of our outstanding Warrants originally issued in a private placement (the “Private Placement Warrants”) in connection with the initial public offering (the “Initial Public Offering”) of Seven Oaks Acquisition Corp., a Delaware corporation (“SVOK”), by the holders thereof.This Post-Effective Amendment No. 2 to the Existing Registration Statement contains an updated prospectus relating to the offering and sale of the securities registered by the Existing Registration Statement.All filing fees payable in connection with the registration of the shares of the securities covered by this Registration Statement were paid by the Registrant at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.